Contingent Liabilities and Financial Commitments - Tobacco Related Litigation Outside the United States - Additional Information (Details) - 1 months ended Dec. 31, 2018	GBP (£) Claim Market	USD ($) Claim Market	EUR (€) Claim Market
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims | €			107
Number of claims received unfavourable verdicts | €			2
Total value of unfavourable verdicts	£ 719,819	$ 916,750	€ 801,954
Outside US
Disclosure Of Commitments And Contingencies [Line Items]
Number of markets outside US | Market	14	14	14
BRAZIL
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims	56	56	56
ITALY
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims	25	25	25
CHILE
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims	10	10	10
Canada
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims	5	5	5
ARGENTINA
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims	5	5	5
IRELAND
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims	2	2	2
Four Jurisdictions
Disclosure Of Commitments And Contingencies [Line Items]
Number of personal injury claims	1	1	1